Risk Mangement and Use of Derivatives Financial Instruments (Portfolio Concentration Risk) (Details)	Dec. 31, 2011
Business And Commercial Services [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	19.00%
Transportation [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%
Other Industry [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	70.00%
Office Building [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	44.00%
Industrial Property [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	30.00%
Warehouse [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	16.00%
Other Property [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%
Texas [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	19.00%
California [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.00%
Tennessee [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	13.00%
Georgia [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%
Other US [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	31.00%
US [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	90.00%
Europe [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%
US and Europe [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	100.00%